Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	NatWest Group plc
Entity Central Index Key	0000844150
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	X0
Entity File Number	001-10306
Entity Address, Address Line One	Gogarburn,
Entity Address, Address Line Two	PO Box 1000
Entity Address, City or Town	Edinburgh
Entity Address, Country	GB
Entity Address, Postal Zip Code	EH12 1HQ
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young LLP
Auditor Firm ID	1438
Auditor Location	London, United Kingdom
Chief Governance Officer and Company Secretary
Document Information [Line Items]
Entity Address, Address Line One	PO Box 1000
Entity Address, Address Line Two	Gogarburn
Entity Address, City or Town	Edinburgh
Entity Address, Country	GB
Entity Address, Postal Zip Code	EH12 1HQ
Contact Personnel Name	Jan Cargill
City Area Code	+44 (0)
Local Phone Number	370 702 0135
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value £1 per share
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	11,467,982,635
No Trading Symbol Flag	true
11% Cumulative Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	240,686
5 1/2% Cumulative Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	242,454
Non-cumulative preference shares of US$0.01
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,130
American Depositary Shares, each representing 2 ordinary shares, nominal value ??1 per share
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 2 ordinary shares, nominal value £1 per share
Trading Symbol	RBS
Security Exchange Name	NYSE
Dollar Perpetual Regulatory Tier 1 Securities
Document Information [Line Items]
Title of 12(b) Security	Dollar Perpetual Regulatory Tier 1 Securities
Trading Symbol	RBSP1
Security Exchange Name	NYSE
3.875% Senior Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	3.875% Senior Notes due 2023
Trading Symbol	RBS23B
Security Exchange Name	NYSE
3.498% Fixed Rate / Floating Rate Senior Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	3.498% Fixed Rate / Floating Rate Senior Notes due 2023
Trading Symbol	RBS23D
Security Exchange Name	NYSE
4.519% Fixed Rate / Floating Rate Senior Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	4.519% Fixed Rate / Floating Rate Senior Notes due 2024
Trading Symbol	RBS23A
Security Exchange Name	NYSE
2.359% Callable Fixed-to-fixed Reset Rate Green Senior Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	2.359% Callable Fixed-to-fixed Reset Rate Green Senior Notes due 2024
Trading Symbol	RBS24C
Security Exchange Name	NYSE
4.269% Fixed Rate / Floating Rate Senior Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	4.269% Fixed Rate / Floating Rate Senior Notes due 2025
Trading Symbol	RBS25
Security Exchange Name	NYSE
3.073% Callable Fixed-to-fixed Reset Rate Senior Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	3.073% Callable Fixed-to-fixed Reset Rate Senior Notes due 2028
Trading Symbol	RBS28
Security Exchange Name	NYSE
4.892% Fixed Rate / Floating Rate Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	4.892% Fixed Rate / Floating Rate Senior Notes due 2029
Trading Symbol	RBS29
Security Exchange Name	NYSE
5.076% Fixed Rate / Floating Rate Senior Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	5.076% Fixed Rate / Floating Rate Senior Notes due 2030
Trading Symbol	RBS30
Security Exchange Name	NYSE
4.445% Fixed Rate / Floating Rate Senior Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	4.445% Fixed Rate / Floating Rate Senior Notes due 2030
Trading Symbol	RBS30A
Security Exchange Name	NYSE
1.642% Senior Callable Fixed-to-Fixed Reset Rate Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	1.642% Senior Callable Fixed-to-Fixed Reset Rate Notes due 2027
Trading Symbol	NWG27
Security Exchange Name	NYSE
4.8% Fixed Rate Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	4.8% Fixed Rate Notes due 2026
Trading Symbol	RBS26
Security Exchange Name	NYSE
Senior Floating Rate Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	Senior Floating Rate Notes due 2023
Trading Symbol	RBS23C
Security Exchange Name	NYSE
Senior Floating Rate Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	Senior Floating Rate Notes due 2024
Trading Symbol	RBS24B
Security Exchange Name	NYSE
6.125% Subordinated Tier 2 Notes due 2022
Document Information [Line Items]
Title of 12(b) Security	6.125% Subordinated Tier 2 Notes due 2022
Trading Symbol	RBS22
Security Exchange Name	NYSE
6.000% Subordinated Tier 2 Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	6.000% Subordinated Tier 2 Notes due 2023
Trading Symbol	RBS23A
Security Exchange Name	NYSE
6.100% Subordinated Tier 2 Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	6.100% Subordinated Tier 2 Notes due 2023
Trading Symbol	RBS23
Security Exchange Name	NYSE
5.125% Subordinated Tier 2 Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	5.125% Subordinated Tier 2 Notes due 2024
Trading Symbol	RBS24
Security Exchange Name	NYSE
3.754% Fixed-to-fixed Reset Rate Subordinated Tier 2 Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	3.754% Fixed-to-fixed Reset Rate Subordinated Tier 2 Notes due 2029
Trading Symbol	RBS29A
Security Exchange Name	NYSE
3.032% Fixed-to-fixed Reset Rate Subordinated Tier 2 Notes due 2035
Document Information [Line Items]
Title of 12(b) Security	3.032% Fixed-to-fixed Reset Rate Subordinated Tier 2 Notes due 2035
Trading Symbol	NWG35
Security Exchange Name	NYSE